Cash Flow Information (Tables)	12 Months Ended
May 31, 2011
Supplemental Cash Flow Elements [Abstract]
Schedule Of Cash Flow Supplemental Disclosures Table [Text Block]

Supplemental disclosures of cash paid for interest and income taxes and non-cash investing and financing information is as follows:

	Years Ended May 31,
(in millions)	2011	2010	2009
Cash paid during the period for:
Interest	$100.2	$97.3	$105.3
Less amount capitalized	57.1	37.3	14.7
Cash interest, net	$43.1	$60.0	$90.6

Income taxes	$535.2	$488.5	$915.0